Basis of Presentation and Summary of Significant Accounting Policies - Summary of Financial Statement Line Item Affected by the Adoption of ASC 842 (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset	$ 26,425	$ 2,024
Operating lease liabilities, current portion	992	2,921
Deferred rent, current portion			$ 939	$ 939
Operating lease liabilities, net of current portion	$ 30,228	$ 209
Deferred rent, net of current portion			969	$ 969
Adoption of ASC 842 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset			2,900
Operating lease liabilities, current portion			1,600
Operating lease liabilities, net of current portion			3,300
Effect of Adoption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset			2,922
Operating lease liabilities, current portion			1,577
Deferred rent, current portion			(939)
Operating lease liabilities, net of current portion			3,253
Deferred rent, net of current portion			(969)
Subsequent to the Adoption of ASC 842 [Member] | Adoption of ASC 842 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset			2,922
Operating lease liabilities, current portion			1,577
Operating lease liabilities, net of current portion			$ 3,253